Right of Use Asset and Lease Liability (Details Narrative)	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure of quantitative information about leases for lessee [abstract]
Incremental borrowing rate	12.00%
Gain on lease modification	$ 786